Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Net sales to Glencore	$ 280,573	$ 280,377	$ 1,178,631	$ 1,867,711	$ 1,262,101
Glencore [Member]
Related Party Transaction [Line Items]
Net sales to Glencore	280,573	280,377	1,178,631	1,867,711	1,262,101
Purchases from Glencore	71,581	44,013	231,850	393,158	285,167
BHH [Member]
Related Party Transaction [Line Items]
Purchases from BHH	$ 2,780	$ 2,383	$ 10,127	$ 46,592	$ 47,804